TWM Global Equity Income Fund (Prospectus Summary) | TWM Global Equity Income Fund
TWM Global Equity Income Fund
Investment Objective
The TWM Global Equity Income Fund (the "Fund") seeks long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TWM Global Equity Income Fund	Investor Class Shares	Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TWM Global Equity Income Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.99%	0.99%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses		0.19%	0.19%
Total Annual Fund Operating Expenses	[1]	1.53%	1.18%
[1]	Tiedemann Wealth Management, LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.75% and 1.40% of the Fund's average net assets, for Investor Class shares and Institutional Class shares, respectively, through March 31, 2014. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund's expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through March 31, 2014.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example TWM Global Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class Shares	156	483	834	1,824
Institutional Class Shares	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 25.73% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in portfolio of common stocks of issuers in developed markets throughout the world, including the United States. The Fund generally invests at least 80% of its net assets
(including any borrowings for investment purposes) in equity securities of companies with large market capitalizations. Under normal market conditions, the Fund generally invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund's net assets invested in foreign securities.

The Fund's equity security holdings are managed based on a proprietary fundamental and quantitative approach targeting securities with stable, long-term dividend growth and high quality fundamental
exposures. AllianceBernstein L.P. (the "Sub-Adviser") also incorporates fundamental factors that may include, but are not limited to sales, book value and cash flow to determine the inclusion and weighting for each security. The approach seeks to assess the risk and return characteristics of the securities the Fund will buy and sell and the impact those securities will have on the risk and return characteristics of the portfolio overall. The Sub-Adviser then evaluates these results in light of data concerning an issuer's fundamentals and trading considerations. The Fund's investment universe consists of large capitalization, dividend-paying companies in the developed markets. For these purposes, "large-capitalization companies" are those that, at the time of investment, have market capitalizations in excess of $5 billion. The Fund's portfolio construction process incorporates constraints to ensure the sector and regional allocations are consistent with those of the MSCI World Index.

To the extent deemed appropriate by the Sub-Adviser, the Fund may use options, including covered call options and index options, to seek to enhance equity returns, to lower the overall volatility of the Fund's investment portfolio and to generate income. The Fund may also use futures contracts for this purpose.
The Fund may invest in a derivative instrument both as a substitute for a comparable market position in the underlying equity security or to attempt to
"hedge" or limit the exposure of the Fund's position in an equity security.
Derivative securities held by the Fund to generate income represent positions in underlying equity securities that produce income such as dividend-paying common stock and other income producing equity securities. Investments in derivative securities that represent positions in underlying equity securities are considered to be equity securities for the purpose of the Fund's 80% test.

The Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. The
Fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  Management Risk. The risk that the Sub-Adviser's judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect and that the investment strategies employed by the
   Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  Non-Diversified Fund Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

·  Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

·  Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

·  Foreign Securities Risk. The risks of investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.twmfunds.com or by calling the Fund toll-free at
1-855-TWM-FUND (1-855-896-3863).